Income taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current taxes:
Current taxes:	€ 4,021	€ 2,999	€ 4,388
Net deferred taxes:
Net deferred taxes:	(554)	(1,063)	(1,266)
Tax Income (Expense)	3,467	1,936	3,122
Italian subsidiaries [Member] | Italy [Member]
Current taxes:
Current taxes:	712	195	155
Net deferred taxes:
Net deferred taxes:	(464)	(243)	881
Subsidiaries of the Exploration Production segment [Member] | Subsidiaries outside Italy [Member]
Current taxes:
Current taxes:	3,167	2,671	4,015
Net deferred taxes:
Net deferred taxes:	(162)	(813)	(2,156)
Other subsidiaries [Member] | Subsidiaries outside Italy [Member]
Current taxes:
Current taxes:	142	133	218
Net deferred taxes:
Net deferred taxes:	€ 72	€ (7)	€ 9